Acquisitions (Details) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 01, 2018 USD ($)	Jul. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Acquisitions
Goodwill				$ 94,240		$ 94,240	$ 10,266	$ 81,396		$ 52,862
Number of acquisitions | item							0
Yizhibo
Acquisitions
Cash consideration paid to selling shareholders					$ 10,000	$ 40,000
Increase in revenue due to acquisition				$ 28,000
Consideration	$ 50,000
Property and equipment, net	466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total consideration	$ 50,000
Yizhibo | Supplier-relationship
Acquisitions
Estimated useful life of identifiable intangible assets acquired	5 years
Identifiable intangible assets acquired	$ 9,700
Yizhibo | Core technology
Acquisitions
Estimated useful life of identifiable intangible assets acquired	8 years
Identifiable intangible assets acquired	$ 6,600
Yizhibo | Trademark and Domain name
Acquisitions
Estimated useful life of identifiable intangible assets acquired	10 years
Identifiable intangible assets acquired	$ 5,600
Weihui
Acquisitions
Estimated useful life of identifiable intangible assets acquired			5 years
Equity interest acquired (as a percent)			10.00%
Total equity interest with contingent redemption rights held after step-up acquisition (as a percent)			55.00%
Remeasurement gain upon obtaining control			$ 6,000
Consideration			12,222
Fair value of previously held 45% equity interest			35,119
Non-controlling interests			24,707
Total consideration			72,048
Cash and cash equivalents			12,078
Identifiable intangible assets acquired			19,748
Other tangible assets			1,602
Liabilities assumed			(2,687)
Goodwill			41,307
Total consideration			$ 72,048
Weihui | Less than wholly owned subsidiaries
Acquisitions
Percentage of non-controlling interests (as a percent)			45.00%
Weihui | Core technology
Acquisitions
Identifiable intangible assets acquired			$ 15,900
Weihui | Customer relationships
Acquisitions
Identifiable intangible assets acquired			$ 3,800
Weiju
Acquisitions
Estimated useful life of identifiable intangible assets acquired		5 years
Equity interest acquired (as a percent)		60.00%
Consideration paid to selling shareholders		$ 5,500
Consideration paid to Weiju for its newly issued shares		30,900
Consideration		36,405
Non-controlling interests		18,405
Total consideration		54,810
Tangible assets		27,423
Identifiable intangible assets acquired		5,278
Liabilities assumed		(1,319)
Goodwill		23,428
Total consideration		$ 54,810
Weiju | Less than wholly owned subsidiaries
Acquisitions
Percentage of non-controlling interests (as a percent)		40.00%
Weiju | Core technology
Acquisitions
Identifiable intangible assets acquired		$ 5,300
Weihui
Acquisitions
Equity interest previously held (as a percent)								45.00%
Consideration for amount accounted for under the cost method of accounting									$ 29,100